Annual Total Returns (Bar Chart) (Invesco Small Cap Equity Fund, Institutional Class, Invesco Small Cap Equity Fund)	12 Months Ended
May 02, 2011
Invesco Small Cap Equity Fund | Institutional Class, Invesco Small Cap Equity Fund
Annual Total Return
'06	17.55%
'07	5.41%
'08	(31.07%)
'09	21.06%
'10	29.30%